DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Schedule of Notes Payable - Financing Agreements

	March 31, 2023		December 31, 2022
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$18,737	8.73%	$—	—
Third Party - Insurance Note 2	—		17,753	6.24%
Third Party - Insurance Note 3	6,526	—	16,094	—
Third Party - Insurance Note 4	167,830	—	40,728	—
Total	$193,094		$74,575

	December 31, 2022		December 31, 2021
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$—	—	$22,266	7.75%
Third Party - Insurance Note 2	17,753	6.24%	12,667	6.24%
Third Party - Insurance Note 3	16,094	—	17,570	—
Third Party - Insurance Note 4	40,728	—	—	—
Total	$74,575		$52,503

Schedule of Future Minimum Lease Payments Under Finance Lease

Calendar year:	Amount

2023	11,757
Total minimum equipment financing payments	$11,757
Less: interest	(191)
Total equipment financing at March 31, 2023	$11,566
Less: current portion of equipment financing	(11,566)
Long term portion of equipment financing	$—

Calendar year:
Amount
2023	23,515
Total minimum equipment financing payments	$23,515
Less: interest	(664)
Total equipment financing at December 31, 2022	$22,851
Less: current portion of equipment financing	(22,851)
Long-term portion of equipment financing	$—